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February 24, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,216
Investment Company Act File No. 811-10325
Amendment No. 2,220

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 2,216 to the Registrant’s Registration Statement on Form N-1A, filed on February 22, 2016, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 22, 2016.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss